                 PROSPECTUS SUPPLEMENT DATED DECEMBER 20, 2001

THE HARTFORD MUTUAL FUNDS                                CLASS A, B AND C SHARES

--------------------------------------------------------------------------------

   THIS SUPPLEMENT UPDATES THE HARTFORD MUTUAL FUNDS, INC. PROSPECTUS, DATED
                                OCTOBER 1, 2001,
          AND IS IN ADDITION TO THE SUPPLEMENT DATED NOVEMBER 9, 2001.

--------------------------------------------------------------------------------

                     CHANGES IN THE "YOUR EXPENSES" SECTION

The section entitled "Your Expenses" for the funds indicated below is deleted in its entirety and replaced with the following:

THE HARTFORD INTERNATIONAL OPPORTUNITIES FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of offering price
   (load)                                                      5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a percentage of
   offering price                                              5.50%       None      1.00%
   Maximum deferred sales charge (load)                         None      5.00%      1.00%
   Exchange fees                                                None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees(1)                    0.35%      1.00%      1.00%
   Other expenses                                              0.44%      0.44%      0.36%
   Total annual operating expenses                             1.64%      2.29%      2.21%
   Fee waiver                                                  0.05%
   Net expenses(1)(2)                                          1.59%

(1) Although the Rule 12b-1 fee for Class A shares is 0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively, through at least February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
   Year 1                                                     $  704     $  735     $  424
   Year 3                                                     $1,038     $1,023     $  791
   Year 5                                                     $1,394     $1,438     $1,284
   Year 10                                                    $2,394     $2,648     $2,640

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
   Year 1                                                     $  704     $  235     $  324
   Year 3                                                     $1,038     $  723     $  791
   Year 5                                                     $1,394     $1,238     $1,284
   Year 10                                                    $2,394     $2,648     $2,640

THE HARTFORD GLOBAL LEADERS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of offering price
   (load)                                                      5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a percentage of
   offering price                                              5.50%       None      1.00%
   Maximum deferred sales charge (load)                         None      5.00%      1.00%
   Exchange fees                                                None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.85%      0.85%      0.85%
   Distribution and service (12b-1) fees(1)                    0.35%      1.00%      1.00%
   Other expenses                                              0.36%      0.38%      0.28%
   Total annual operating expenses                             1.56%      2.23%      2.13%
   Fee waiver                                                  0.05%
   Net expenses(1)(2)                                          1.51%

(1) Although the Rule 12b-1 fee for Class A shares is 0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.65%, 2.35% and 2.35%, respectively, through at least February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
   Year 1                                                     $  696     $  729     $  416
   Year 3                                                     $1,014     $1,005     $  767
   Year 5                                                     $1,354     $1,407     $1,243
   Year 10                                                    $2,311     $2,586     $2,557

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
   Year 1                                                     $  696     $  229     $  316
   Year 3                                                     $1,014     $  705     $  767
   Year 5                                                     $1,354     $1,207     $1,243
   Year 10                                                    $2,311     $2,586     $2,557

THE HARTFORD CAPITAL APPRECIATION FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of offering price
   (load)                                                      5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a percentage of
   offering price                                              5.50%       None      1.00%
   Maximum deferred sales charge (load)                         None      5.00%      1.00%
   Exchange fees                                                None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.68%      0.68%      0.68%
   Distribution and service (12b-1) fees(1)                    0.35%      1.00%      1.00%
   Other expenses                                              0.34%      0.35%      0.26%
   Total annual operating expenses                             1.37%      2.03%      1.94%
   Fee waiver                                                  0.05%
   Net expenses(1)(2)                                          1.32%

(1) Although the Rule 12b-1 fee for Class A shares is 0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively, through at least February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
   Year 1                                                     $  678     $  708     $  397
   Year 3                                                     $  958     $  943     $  709
   Year 5                                                     $1,258     $1,303     $1,145
   Year 10                                                    $2,110     $2,376     $2,358

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
   Year 1                                                     $  678     $  208     $  297
   Year 3                                                     $  958     $  643     $  709
   Year 5                                                     $1,258     $1,103     $1,145
   Year 10                                                    $2,110     $2,376     $2,358

THE HARTFORD STOCK FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of offering price
   (load)                                                      5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a percentage of
   offering price                                              5.50%       None      1.00%
   Maximum deferred sales charge (load)                         None      5.00%      1.00%
   Exchange fees                                                None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.70%      0.70%      0.70%
   Distribution and service (12b-1) fees(1)                    0.35%      1.00%      1.00%
   Other expenses                                              0.32%      0.33%      0.24%
   Total annual operating expenses                             1.37%      2.03%      1.94%
   Fee waiver                                                  0.05%
   Net expenses(1)(2)                                          1.32%

(1) Although the Rule 12b-1 fee for Class A shares is 0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively, through at least February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
   Year 1                                                     $  678     $  708     $  397
   Year 3                                                     $  958     $  943     $  709
   Year 5                                                     $1,258     $1,303     $1,145
   Year 10                                                    $2,110     $2,376     $2,358

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
   Year 1                                                     $  678     $  208     $  297
   Year 3                                                     $  958     $  643     $  709
   Year 5                                                     $1,258     $1,103     $1,145
   Year 10                                                    $2,110     $2,376     $2,358

THE HARTFORD VALUE FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of offering price
   (load)                                                      5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a percentage of
   offering price                                              5.50%       None      1.00%
   Maximum deferred sales charge (load)                         None      5.00%      1.00%
   Exchange fees                                                None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.80%      0.80%      0.80%
   Distribution and service (12b-1) fees(1)                    0.35%      1.00%      1.00%
   Other expenses(2)                                           0.66%      0.69%      0.60%
   Total annual operating expenses                             1.81%      2.49%      2.40%
   Fee waiver                                                  0.36%      0.34%      0.25%
   Net expenses(1)(3)                                          1.45%      2.15%      2.15%

(1) Although the Rule 12b-1 fee for Class A shares is 0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) Estimated.

(3) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively, through at least February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
   Year 1                                                     $  690     $  720      $418
   Year 3                                                     $1,059     $1,052      $825

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
   Year 1                                                     $  690     $  220      $318
   Year 3                                                     $1,059     $  752      $825

THE HARTFORD GROWTH AND INCOME FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of offering price
   (load)                                                      5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a percentage of
   offering price                                              5.50%       None      1.00%
   Maximum deferred sales charge (load)                         None      5.00%      1.00%
   Exchange fees                                                None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.80%      0.80%      0.80%
   Distribution and service (12b-1) fees(1)                    0.35%      1.00%      1.00%
   Other expenses                                              0.33%      0.34%      0.25%
   Total annual operating expenses                             1.48%      2.14%      2.05%
   Fee waiver                                                  0.05%
   Net expenses(1)(2)                                          1.43%

(1) Although the Rule 12b-1 fee for Class A shares is 0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.45%, 2.15% and 2.15%, respectively, through at least February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
   Year 1                                                     $  689     $  719     $  408
   Year 3                                                     $  991     $  977     $  742
   Year 5                                                     $1,314     $1,360     $1,202
   Year 10                                                    $2,226     $2,492     $2,474

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
   Year 1                                                     $  689     $  219     $  308
   Year 3                                                     $  991     $  677     $  742
   Year 5                                                     $1,314     $1,160     $1,202
   Year 10                                                    $2,226     $2,492     $2,474

THE HARTFORD DIVIDEND AND GROWTH FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of offering price
   (load)                                                      5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a percentage of
   offering price                                              5.50%       None      1.00%
   Maximum deferred sales charge (load)                         None      5.00%      1.00%
   Exchange fees                                                None       None       None

ANNUAL OPERATING EXPENSES(1)
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.73%      0.73%      0.73%
   Distribution and service (12b-1) fees(1)                    0.35%      1.00%      1.00%
   Other expenses                                              0.33%      0.34%      0.26%
   Total annual operating expenses                             1.41%      2.07%      1.99%
   Fee waiver                                                  0.05%
   Net expenses(1)(2)                                          1.36%

(1) Although the Rule 12b-1 fee for Class A shares is 0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.10% and 2.10%, respectively, through at least February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
   Year 1                                                     $  682     $  712     $  402
   Year 3                                                     $  970     $  955     $  724
   Year 5                                                     $1,279     $1,324     $1,171
   Year 10                                                    $2,152     $2,419     $2,411

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
   Year 1                                                     $  682     $  212     $  302
   Year 3                                                     $  970     $  655     $  724
   Year 5                                                     $1,279     $1,124     $1,171
   Year 10                                                    $2,152     $2,419     $2,411

THE HARTFORD ADVISERS FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of offering price
   (load)                                                      5.50%      5.00%      2.00%
   Maximum load imposed on purchases as a percentage of
   offering price                                              5.50%       None      1.00%
   Maximum deferred sales charge (load)                         None      5.00%      1.00%
   Exchange fees                                                None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.65%      0.65%      0.65%
   Distribution and service (12b-1) fees(1)                    0.35%      1.00%      1.00%
   Other expenses                                              0.32%      0.33%      0.25%
   Total annual operating expenses                             1.32%      1.98%      1.90%
   Fee waiver                                                  0.05%
   Net expenses(1)(2)                                          1.27%

(1) Although the Rule 12b-1 fee for Class A shares is 0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.10% and 2.10%, respectively, through at least February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
   Year 1                                                     $  673     $  703     $  393
   Year 3                                                     $  943     $  927     $  696
   Year 5                                                     $1,233     $1,277     $1,125
   Year 10                                                    $2,056     $2,323     $2,316

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
   Year 1                                                     $  673     $  203     $  293
   Year 3                                                     $  943     $  627     $  696
   Year 5                                                     $1,233     $1,077     $1,125
   Year 10                                                    $2,056     $2,323     $2,316

THE HARTFORD HIGH YIELD FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of offering price
   (load)                                                      4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a percentage of
   offering price                                              4.50%       None      1.00%
   Maximum deferred sales charge (load)                         None      5.00%      1.00%
   Exchange fees                                                None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.75%      0.75%      0.75%
   Distribution and service (12b-1) fees(1)                    0.35%      1.00%      1.00%
   Other expenses                                              0.34%      0.36%      0.29%
   Total annual operating expenses                             1.44%      2.11%      2.04%
   Fee waiver                                                  0.05%
   Net expenses(1)(2)                                          1.39%

(1) Although the Rule 12b-1 fee for Class A shares is 0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.40%, 2.10% and 2.10%, respectively, through at least February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

You would pay the following expenses if you redeemed your shares at the end of each period:

EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    CLASS C
   Year 1                                                     $  586     $  716     $  407
   Year 3                                                     $  883     $  967     $  739
   Year 5                                                     $1,202     $1,345     $1,197
   Year 10                                                    $2,101     $2,461     $2,463

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
   Year 1                                                     $  586     $  216     $  307
   Year 3                                                     $  883     $  667     $  739
   Year 5                                                     $1,202     $1,145     $1,197
   Year 10                                                    $2,101     $2,461     $2,463

THE HARTFORD BOND INCOME STRATEGY FUND

YOUR EXPENSES. This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                                                              CLASS A    CLASS B    CLASS C
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge as a percentage of offering price
   (load)                                                      4.50%      5.00%      2.00%
   Maximum load imposed on purchases as a percentage of
   offering price                                              4.50%       None      1.00%
   Maximum deferred sales charge (load)                         None      5.00%      1.00%
   Exchange fees                                                None       None       None

ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
   Management fees                                             0.65%      0.65%      0.65%
   Distribution and service (12b-1) fees(1)                    0.35%      1.00%      1.00%
   Other expenses                                              0.35%      0.35%      0.28%
   Total annual operating expenses                             1.35%      2.00%      1.93%
   Fee waiver                                                  0.05%
   Net expenses(1)(2)                                          1.30%

(1) Although the Rule 12b-1 fee for Class A shares is 0.35% of average net assets, the fund's distributor has contractually agreed to reduce the fee to 0.30% through at least February 28, 2002. This waiver may be discontinued at any time thereafter.

(2) HIFSCO has contractually agreed to limit the total operating expenses of the Class A, Class B and Class C shares of the fund, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, to 1.25%, 1.95% and 1.95%, respectively, through at least February 28, 2002. This policy may be discontinued at any time thereafter.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the fund's operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

You would pay the following expenses if you redeemed your shares at the end of each period:

                                                                                    CLASS C
EXPENSES (WITH REDEMPTION)                                    CLASS A    CLASS B    -------
   Year 1                                                     $  577     $  705     $  396
   Year 3                                                     $  856     $  933     $  705
   Year 5                                                     $1,156     $1,287     $1,140
   Year 10                                                    $2,004     $2,345     $2,347

You would pay the following expenses if you did not redeem your shares:

EXPENSES (WITHOUT REDEMPTION)                                 CLASS A    CLASS B    CLASS C
   Year 1                                                     $  577     $  205     $  296
   Year 3                                                     $  856     $  633     $  705
   Year 5                                                     $1,156     $1,087     $1,140
   Year 10                                                    $2,004     $2,345     $2,347

            CHANGES IN THE "HOW SALES CHARGES ARE CALCULATED" SECTION

     The introductory paragraph and the table following under the heading "How Sales Charges are Calculated" on page 66 are deleted and replaced with the following:

CLASS A sales charges and commissions paid to dealers for each fund, except the Bond Income Strategy Fund and High Yield Fund, which are shown in the second table, and the Money Market Fund, which does not charge a sales load, are listed below. The offering price includes the front end sales load.

                                                              DEALER
                                AS A % OF     AS A %      COMMISSION AS
                                OFFERING      OF NET      PERCENTAGE OF
       YOUR INVESTMENT            PRICE     INVESTMENT   OFFERING PRICE
       Less than $50,000          5.50%         5.82%         4.75%
       $ 50,000-- $ 99,999        4.50%         4.71%         4.00%
       $100,000-- $249,999        3.50%         3.63%         3.00%
       $250,000-- $499,999        2.50%         2.56%         2.00%
       $500,000-- $999,999        2.00%         2.04%         1.75%
       $1 million or more(1)         0%           0%             0%

CLASS A sales charges and commissions paid to dealers for the Bond Income Strategy Fund and High Yield Fund are as follows:

                                                             DEALER
                                AS A % OF     AS A %      COMMISSION AS
                                OFFERING      OF NET      PERCENTAGE OF
       YOUR INVESTMENT            PRICE     INVESTMENT   OFFERING PRICE
       Less than $50,000          4.50%         4.71%         3.75%
       $ 50,000-- $ 99,999        4.00%         4.17%         3.50%
       $100,000-- $249,999        3.50%         3.63%         3.00%
       $250,000-- $499,999        2.50%         2.56%         2.00%
       $500,000-- $999,999        2.00%         2.04%         1.75%
       $1 million or more(1)         0%           0%             0%